Provisions	12 Months Ended
Dec. 31, 2018
Provisions
Provisions

(19)    Provisions

Details of provisions at 31 December 2018 and 2017 are as follows:

	Thousands of Euros
	31/12/2018	31/12/2017
Non-current provisions (a)
Provisions for pensions and similar obligations	5,296	4,742
Other provisions	818	1,021
Non-current provisions	6,114	5,763

	Thousands of Euros
	31/12/2018	31/12/2017
Current provisions (b)
Trade provisions	80,055	106,995
Current provisions	80,055	106,995

(a)  Non-current provisions

At 31 December 2018, 2017 and 2016 provisions for pensions and similar obligations mainly comprise a provision made by certain foreign subsidiaries in respect of labor commitments with certain employees.

Movement in provisions during 2016 was as follows:

	Thousands of Euros
	Balance at				Translation	Balance at
	31/12/2015	Net charge	Cancellations	Reclassifications	differences	31/12/2016
Non-current provisions	4,980	(399)	(281)	814	4	5,118
	4,980	(399)	(281)	814	4	5,118

Movement in provisions during 2017 was as follows:

	Thousands of Euros
	Balance at	Business				Translation	Balance at
	31/12/2016	combination	Net charge	Cancellations	Reclassifications	differences	31/12/2017
Non-current provisions	5,118	23	422	(23)	290	(67)	5,763
	5,118	23	422	(23)	290	(67)	5,763

Movement in provisions during 2018 is as follows:

	Thousands of Euros
	Balance at				Translation	Balance at
	31/12/2017	Net charge	Cancellations	Reclassifications	differences	31/12/2018
Non-current provisions	5,763	635	(565)	277	4	6,114
	5,763	635	(565)	277	4	6,114

(b)  Current provisions

Movement in trade provisions during 2016 was as follows:

	Thousands of Euros
	Balance at				Balance at
	31/12/2015	Net charge	Cancellations	Translation differences	31/12/2016
Trade provisions	123,049	(28,481)	(6,417)	1,437	89,588
	123,049	(28,481)	(6,417)	1,437	89,588

Movement in trade provisions during 2017 was as follows:

	Thousands of Euros
	Balance at	Business				Translation	Balance at
	31/12/2016	Combination	Net charge	Cancellations	Reclassification	differences	31/12/2017
Trade provisions	89,588	41,841	(4,812)	(2,886)	(2,600)	(14,136)	106,995
	89,588	41,841	(4,812)	(2,886)	(2,600)	(14,136)	106,995

Movement in trade provisions during 2018 is as follows:

	Thousands of Euros
	Balance at				Balance at
	31/12/2017	Net charge	Cancellations	Translation differences	31/12/2018

Trade provisions	106,995	(30,668)	(290)	4,018	80,055
	106,995	(30,668)	(290)	4,018	80,055